Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Trading loans, securities, and other1
Trading loans, securities, and other	$ 173,175	$ 152,090
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,600	7,340
Derivatives
Derivatives	69,827	87,382
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,771	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	75,841	69,865
Securities purchased under reverse repurchase agreements	212,918	204,333
FINANCIAL LIABILITIES
Trading deposits	32,021	30,980
Derivatives
Derivatives	60,113	71,640
Securitization liabilities at fair value	18,382	14,422
Financial liabilities designated at fair value through profit or loss	196,078	192,130
Obligations related to securities sold short	40,556	44,661
Obligations related to securities sold under repurchase agreements	182,813	166,854
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	173,175	152,090
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,600	7,340
Derivatives
Derivatives	69,827	87,382
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,771	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	75,841	69,865
Securities purchased under reverse repurchase agreements	10,438	9,649
FINANCIAL LIABILITIES
Trading deposits	32,021	30,980
Derivatives
Derivatives	60,113	71,640
Securitization liabilities at fair value	18,382	14,422
Financial liabilities designated at fair value through profit or loss	196,078	192,130
Obligations related to securities sold short	40,556	44,661
Obligations related to securities sold under repurchase agreements	13,612	12,641
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	71,437	54,237
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,457	3,513
Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	15,947	22,910
Derivatives
Derivatives	11,231	21,206
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	44,028	57,413
Derivatives
Derivatives	37,131	44,873
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	6,080	4,897
Derivatives
Derivatives	7,000	3,279
Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,724	2,108
Derivatives
Derivatives	3,899	2,110
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,845	3,845
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,771	5,818
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	48	54
Derivatives
Derivatives	852	172
Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,755	3,495
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	159	421
Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	20,781	17,261
Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,169	8,411
Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	3
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,773	8,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,709	1,498
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,360	7,445
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,330	19,940
Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,775	9,145
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,320	18,210
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,482	1,698
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,186	2,277
Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,448	6,072
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,455	8,890
Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,904	14,613
Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,483	4,114
United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	20,044	24,394
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,742	11,002
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	84,578	61,880
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	298	269
Derivatives
Derivatives	733	407
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,037	1,133
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	529	290
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	1,658	1,329
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	71,384	54,186
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,037	1,133
Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	4	17
Derivatives
Derivatives	0	16
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	55	26
Derivatives
Derivatives	42	19
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	70	58
Derivatives
Derivatives	0	7
Level 1 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	604	306
Derivatives
Derivatives	487	248
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	298	269
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,279	7,620
Level 1 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	743	72
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	172	2
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	88,589	90,068
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,106	6,091
Derivatives
Derivatives	69,058	86,953
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,771	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	72,374	66,328
Securities purchased under reverse repurchase agreements	10,438	9,649
FINANCIAL LIABILITIES
Trading deposits	31,297	29,995
Derivatives
Derivatives	59,361	71,174
Securitization liabilities at fair value	18,382	14,422
Financial liabilities designated at fair value through profit or loss	196,069	192,108
Obligations related to securities sold short	38,898	43,332
Obligations related to securities sold under repurchase agreements	13,612	12,641
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	48	41
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	3
Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	15,942	22,893
Derivatives
Derivatives	11,070	21,064
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	43,947	57,380
Derivatives
Derivatives	37,059	44,841
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	6,010	4,839
Derivatives
Derivatives	6,977	3,251
Level 2 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,111	1,787
Derivatives
Derivatives	3,403	1,846
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,351	2,596
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,771	5,818
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	48	54
Derivatives
Derivatives	852	172
Level 2 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,755	3,495
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	159	421
Level 2 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	20,781	17,261
Level 2 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	890	791
Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	3
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,773	8,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,709	1,498
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,360	7,445
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,330	19,940
Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,032	9,073
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,320	18,210
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,482	1,698
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,186	2,277
Level 2 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,447	6,067
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,444	8,863
Level 2 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,902	14,553
Level 2 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,483	4,114
Level 2 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	19,872	24,325
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,742	11,002
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8	142
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,196	980
Derivatives
Derivatives	36	22
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,430	2,404
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	724	985
Derivatives
Derivatives	223	176
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	9	22
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5	10
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,419	2,377
Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	1	0
Derivatives
Derivatives	161	126
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	26	7
Derivatives
Derivatives	30	13
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	23	21
Level 3 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	9	15
Derivatives
Derivatives	9	16
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,196	980
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	5
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11	27
Level 3 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	60
Level 3 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	67
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 0